UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
Expires: March 31, 2006
Estimated average burden hours per response........14.4

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6053

Morgan Stanley Insured Municipal Bond Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Barry Fink Esq. Morgan Stanley Investment Advisors Inc. 1221 Avenue of the Americas New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-869-6397

Date of fiscal year end: 10/31

Date of reporting period: 6/30/04

Item 1. Proxy Voting Record.

The Registrant held no securities during the period July 1, 2003 through June 30, 2004 which required proxy votes and therefore there are no voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Insured Municipal Bond Trust

By (Signature and Title)*	/s/ Ronald E. Robison

Principal Executive Officer

Date	August 27, 2004

* Print the name and title of each signing officer under his or her signature.